Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Detailed Information About Leases
At December 31, 2022, the contractual undiscounted cash flows for lease obligations recognized as of such date were as follows:

Years ending December 31	Total
2023	$42.7
2024	$30.9
2025	$25.5
2026	$21.2
2027	$15.9
Thereafter	$56.9
$193.1
Other lease-related expenses that were recognized in the consolidated statement of operations are as follows:

Year ended December 31	2020	2021	2022
Interest expense on lease obligations	$6.1	$6.6	$8.1
Variable lease payments not included in the measurement of lease obligations	$0.8	$0.9	$1.2
Expenses relating to short-term leases or low-value leases	$3.7	$1.5	$1.8
At December 31, 2022, we had commitments (not recognized as liabilities as of such date) under IT support agreements that require future minimum payments as follows:

2023	$25.3
2024	20.6
2025	15.6
2026	12.2
2027	11.4
Thereafter	18.0
Total future minimum payments	$103.1